SHARE PREMIUM ACCOUNT	12 Months Ended
Dec. 31, 2022
Disclosure For Share Premium Account Explanatory [Abstract]
SHARE PREMIUM ACCOUNT	NOTE 32: SHARE PREMIUM ACCOUNT

	2022 £m	2021 £m	2020 £m
At 1 January and 31 December	600	600	600